Employee Benefit Plans (Restricted Stock Awards Activity) (Details) - Restricted Stock - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares granted	44,016	45,980
Average grant date fair value (in usd per share)	$ 11.21	$ 8.48